FINANCIAL RISK MANAGEMENT - MARKET RISK - INTEREST RATE RISK (Details) - Interest rate risk [member] - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average interest rate of deposits held in banks	1.54%	1.38%
Interest bearing debts	¥ 0